OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 27, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Multi-State Municipal Trust
   Post-Effective Amendment No. 39 under the Securities Act
   and Amendment No. 40 under the Investment Company Act
   File Nos. 811-05867 and 33-30198

To the Securities and Exchange Commission:

On behalf of Oppenheimer Multi-State Municipal Fund (the “Trust”), with respect to its three series: Oppenheimer Rochester National Municipals, Oppenheimer Pennsylvania Municipal Fund and Oppenheimer New Jersey Municipal Fund (each a “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), including the exhibits thereto. This filing constitutes Post-Effective Amendment No. 39 to the Registration Statement under the Securities Act and Amendment No. 40 to the Registration Statement under the Investment Company Act (the “Amendment”).

This filing is being made to include the (i) audited financial statements of each Fund for the fiscal year ended July 31, 2009, together with a copy of a signed Independent Registered Public Accounting Firm’s consent and (ii) non-material changes permitted by Rule 485(b) under the Securities Act. The Amendment has been tagged to indicate changes from Post-Effective Amendment No. 37 to the Registration Statement, which was filed with the Securities and Exchange Commission (“Commission”) on November 26, 2008.

On September 25, 2009, the Fund filed an amendment under Rule 485(a) for the purpose of complying with Release 33-8998 and related amendments to Form N-1A. Today’s filing incorporates all comments received thus far from the Commission’s staff on recent Oppenheimer funds’ N-1A filings, including Oppenheimer Gold & Special Minerals Fund (File No. 811-03694), and our responses thereto as described in the response letter filed with the Commission on October 16, 2009 and telephone conference call with Commission staff on November 19, 2009 concerning Oppenheimer funds’ compliance with the new rules.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on November 27, 2009, as indicated on the facing page.

The Commission’s staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
tedwards@oppenheimerfunds.com

                                          Very truly yours,

                                          /s/ Randy Legg

                                          Randy Legg

                                          Vice President & Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

         KPMG LLP

         Gloria LaFond
         Taylor V. Edwards